ETFMG Alternative Harvest ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 75.3%
Australia - 2.4%
Pharmaceuticals - 2.4% (g)
Incannex Healthcare, Ltd. (a)	60,127,146	$7,164,085

Canada - 35.8%
Food Products - 0.7%
Village Farms International, Inc. (a)	1,488,482	1,994,566
Pharmaceuticals - 35.1% (g)
Aurora Cannabis, Inc. (a)(b)	10,768,904	9,935,391
Auxly Cannabis Group, Inc. (a)(b)	25,189,432	372,074
Canopy Growth Corp. (a)(b)	8,615,123	19,900,934
Charlottes Web Holdings, Inc. (a)(b)	8,297,121	4,473,337
Cronos Group, Inc. (a)(b)	9,713,123	24,671,332
HEXO Corp. (a)(b)	1,761,395	1,779,009
High Tide, Inc. (a)(b)	3,535,351	5,457,078
Organigram Holdings, Inc. (a)(b)	14,157,461	11,325,969
SNDL, Inc. (a)(b)	12,488,306	26,100,560
The Valens Co., Inc. (a)(b)	3,975,025	2,671,546
Total Pharmaceuticals		106,687,230
Total Canada		108,681,796

Denmark - 1.1%
Tobacco - 1.1%
Scandinavian Tobacco Group AS (h)	185,085	3,253,135

Ireland - 1.1%
Pharmaceuticals - 1.1% (g)
Jazz Pharmaceuticals PLC (a)	21,351	3,401,428

Israel - 1.7%
Pharmaceuticals - 1.7% (g)
Intercure, Ltd. (a)	1,553,332	5,125,996

Mexico - 0.0% (d)
Construction & Engineering - 0.0% (d)
Empresas ICA SAB de CV (a)(c)	155,893	–

United Kingdom - 2.2%
Tobacco - 2.2%
British American Tobacco PLC	82,844	3,286,578
Imperial Brands PLC	132,658	3,321,422
Total Tobacco		6,608,000

United States - 31.1%
Chemicals - 1.9%
Mativ Holdings, Inc.	137,849	2,881,044
Scotts Miracle-Gro Co. (b)	61,337	2,980,365
Total Chemicals		5,861,409
Interactive Media & Services - 0.1%
Leafly Holdings, Inc. (a)	467,981	305,077
Machinery - 1.1%
Agrify Corp. (a)(b)	55,404	18,450
Hydrofarm Holdings Group, Inc. (a)	2,185,116	3,386,929
Total Machinery		3,405,379
Pharmaceuticals - 7.2% (g)
Tilray Brands, Inc. (a)(b)	7,780,676	20,930,018
Zynerba Pharmaceuticals, Inc. (a)	1,510,872	800,762
Total Pharmaceuticals		21,730,780
Real Estate Investment Trusts (REITs) - 10.3%
AFC Gamma, Inc. (b)	781,398	12,291,391
Chicago Atlantic Real Estate Finance, Inc.	809,480	12,198,864
Innovative Industrial Properties, Inc. (b)	65,507	6,639,134
Total Real Estate Investment Trusts (REITs)		31,129,389
Software - 1.3%
WM Technology, Inc. (a)(b)	3,984,524	4,024,369
Specialty Retail - 4.1%
GrowGeneration Corp. (a)(b)	3,166,116	12,411,175
Tobacco - 5.1%
22nd Century Group, Inc. (a)(b)	2,537,758	2,336,006
Altria Group, Inc.	68,933	3,150,927
Philip Morris International, Inc.	35,055	3,547,917
Turning Point Brands, Inc.	139,458	3,016,477
Vector Group, Ltd.	299,420	3,551,121
Total Tobacco		15,602,448
Total United States		94,470,026
TOTAL COMMON STOCKS (Cost $707,670,414)		228,704,466

EXCHANGE TRADED FUNDS - 23.2%
ETFMG US Alternative Harvest ETF (f)	36,021,589	70,602,314
TOTAL EXCHANGE TRADED FUNDS (Cost $101,211,324)		70,602,314

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 41.8%
ETFMG Sit Ultra Short ETF (f)	600,000	29,004,000
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (e)	97,858,890	97,858,890
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $127,707,687)		126,862,890

SHORT-TERM INVESTMENTS - 1.2%
First American Government Obligations Fund - Class X, 4.08% (e)	3,743,741	3,743,741
TOTAL SHORT-TERM INVESTMETNS (Cost $3,743,741)		3,743,741

Total Investments (Cost $940,333,166) - 141.6%		429,913,411
Liabilities in Excess of Other Assets - (41.6)%		(126,145,697)
TOTAL NET ASSETS - 100.0%		$303,767,714

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at December 31, 2022.
(c)	Value determined using significant unobservable inputs. The value of these securities total $0, which represents 0.0% of total net assets. Classified as Level 3 in the fair value hierarchy.
(d)	Amount is less than 0.05%.
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Affiliated Security. Please refer to Note 9 of the Notes to Financial Statements.
(g)	As of December 31, 2022, the Fund had a significant portion of its assets invested in the Pharmaceutical industry.
(h)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transitions exempt from registration to qualified institutional investors. At December 31, 2022, the market value of these securities total $3,253,135; which represents 1.1% of total net assets.

Security Name	Value at September 30, 2022	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2022	Ending Shares
Charlottes Web Holdings, Inc.	3,139,750	566,900	(141,455)	(743,145)	1,651,287	-	4,473,337	8,297,121
ETFMG Sit Ultra Short ETF	28,845,000	-	-	-	159,000	-	29,004,000	600,000
ETFMG US Alternative Harvest ETF	83,831,447	2,097,781	(10,288,962)	(451,412)	(4,586,538)	-	70,602,314	36,021,589
GrowGeneration Corp.	10,283,893	1,783,505	(485,712)	(2,343,782)	3,173,271	-	12,411,175	3,166,116
SNDL, Inc.	27,301,618	1,423,358	(1,484,463)	(3,532,192)	2,392,238	-	26,100,560	12,488,306
	$153,401,708	$5,871,544	$(12,400,592)	$(7,070,532)	$2,789,258	$-	$142,591,386	60,573,132

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

MJ
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$228,704,466	$-	$-	(1)	$228,704,466
Short-Term Investments	3,743,741	-	-		3,743,741
ETFMG Sit Ultra Short ETF**	29,004,000	-	-		29,004,000
ETFMG U.S. Alternative Harvest ETF	70,602,314	-	-		70,602,314
Investments Purchased with Securities Lending Collateral*	-	-	-		97,858,890
Total Investments in Securities	$332,054,521	$-	$-		$429,913,411

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.